Paras Madho
Manager
Securities Operations

[redacted]

05067932

NYSE

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-32689

Cert NYS

December 12, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Suntech Power Holdings Co., Ltd., American Depositary Shares, each representing one ordinary share and Ordinary shares, par value $0.01 per share (application for the Ordinary shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on December 12, 2005. Tentative listing date – December 14, 2005.

Sincerely,

Paras Madho